Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit after taxation	$ 13,026	$ 11,143	$ 9,601
Hedges:
(Losses)/gains taken to equity	(237)	346	(33)
Losses/(gains) transferred to the income statement	129	(392)	49
Tax recognised within other comprehensive income	33	14	(5)
Total items that may be reclassified subsequently to the income statement	(75)	(32)	11
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and medical schemes	(12)	(8)	41
Equity investments held at fair value	12	23	(30)
Tax recognised within other comprehensive income	4	3	(13)
Total items that will not be reclassified to the income statement	4	18	(2)
Total other comprehensive (loss)/income	(71)	(14)	9
Total comprehensive income	12,955	11,129	9,610
Attributable to non-controlling interests	3,190	2,119	1,708
Attributable to BHP shareholders	$ 9,765	$ 9,010	$ 7,902